SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Disclosure of events after reporting period [text block]
31)    SUBSEQUENT EVENTS
Shared-based payment
On January 3, 2023, Atento granted a new share-based payment to the Board of directors as one-time award with a one-year vesting period. A total of 40,000 time-restricted stock unit was granted to be vested on January 2, 2024 without other vesting conditions.
Restructuring Plan
On June 30, 2023 the Company entered into a binding restructuring support agreement (“RSA”) with certain major financial stakeholders that provides a path to a comprehensive restructuring transaction. In the restructuring support agreement, Atento and the participating financial stakeholders that have executed or acceded to the restructuring support agreement have agreed, subject to the terms and conditions of the restructuring support agreement, to provide support for the restructuring and to facilitate the implementation of the restructuring, including (in the case of the participating financial stakeholders) by voting in favor of the proposed restructuring at any creditor meetings and not taking, or instructing any other person to take, any enforcement action or pursuing any other available remedies against Atento or any other group company.
The main steps to support and achieve the implementation of the Restructuring Plan has occurred as follows:
–(2025 Notes) - On February 15, 2023, the Company entered into financing arrangements with a group of certain existing investors for additional financing by approximately $39.6 million through a senior secured notes due 2025 issued by Atento Luxco 1 S.A and guaranteed by selected receivables of certain subsidiaries. Interest is payable every three months, being 10% per annum payable in cash and 10% per annum payable in additional new notes.
–(Unwinding of cross-currency swaps) - On June 6, 2023, the Company announced the unwinding of its cross-currency interest rate swap agreements (in connection with the $500 million senior secured notes due 2026 to swap amounts payable in US dollars). The amount of $120 million payable to unwind the cross-currency swaps was part of the Restructuring Plan described below without any cash disbursement.
–(New Money 2025 Notes) - On June 30, 2023, interim financing was provided by certain existing investors. The first tranche amounting to $17 million was drawn on June 30, 2023; the second tranche amounting to $17 million was drawn on July 31, 2023; the third tranche amounting to $3 million was drawn on August 31, 2023. Each tranche has a maturity term of 2 years, interest are payable every three months, being 10% per annum payable in cash and 10% per annum payable in additional new notes.
–(Atento UK) - On August 9, 2023, the Company incorporated a new wholly owned subsidiary company in the UK and on August 17, 2023, acceded to the 2026 Notes and other debts as part of restructuring financial plan as a guarantor. Atento UK is the plan company to establish “sufficient connection” to England for the purposes of the UK Restructuring Plan.
–(Governing Law) - On August 11, 2023, the Company has launched the consent solicitation statement related to the governing law and jurisdiction of the 2026 Notes change from New York law and the courts of New York to English law and the exclusive jurisdiction of the English courts to establish “sufficient connection” to England for the purposes of the UK Restructuring Plan as set out in note 2 of Consolidated Financial Statements. On September 8, 2023, Atento Luxco 1 (the “Company”), Wilmington Trust, National Association and Wilmington Trust (London) Limited entered into a Supplemental Indenture (the “Fourth Supplemental Indenture”) to supplement the Indenture dated February 10, 2021 (the “Indenture”), governing the Company’s $500 million 8.000% Senior Secured Notes due 2026 (the “Notes”). Following the execution of the Fourth Supplemental Indenture the governing law of the Indenture, the Notes and the Notes Guarantees was changed to the laws of England and Wales as the jurisdiction for instituting any suit, action or proceeding against the Company or any Guarantor under the Indenture.
–(Revised Restructuring Term Sheet) – On October 3, 2023 the Company and the Ad Hoc Group agreed to certain amendments to the Restructuring Support Agreement. In line with the Amended Restructuring Term Sheet, the Restructuring would provide for the following, amongst other things (i) the reorganization of the Issuer (as reorganized upon consummation of the Restructuring, the “Reorganized Company”), with the group of the Reorganized Company to consist of the Reorganized Company and each of the direct and indirect subsidiaries of the Issuer; (ii) the extinguishment of all of the 2026 Notes, the New Junior Lien Notes and the cross-currency rate swaps liabilities (the “Swaps Liabilities”) arising under certain swap agreements with Goldman Sachs International, Nomura International Plc, and Morgan Stanley Capital Services LLC (the “Swap Providers”), in exchange for common equity interests in the Reorganized Company (“Ordinary Shares”); (iii) the provision of $76 million in additional new money investment at emergence from the proposed Restructuring to the Reorganized Company through the issuance of preferred shares comprising ‘Class A’ preferred shares in the Reorganized Company (the "Class A Preferred Shares") (“Tranche A” and, together with Tranche B (as defined below), the “Exit Financing”); and (iv) the amendment and restatement of the Existing 2025 Notes and the New Money 2025 Notes to include, amongst other things, maturity extensions, amendments to the existing collateral package to cover all available assets on the basis that certain existing debt will be extinguished as part of the Restructuring and releases of the guarantees granted by the Company, Atalaya Luxco Midco S.a r.l and Atento UK Limited (“Atento UK”).
–(Sanction of the Restructuring Plan) – On November 17, 2023, the restructuring plan was sanctioned by the Business and Property courts of England and Wales pursuant to Part 26A of The Companies Act. The restructuring plan had its effective date on November 27, 2023, after the completion of certain closing conditions. As described above on the Revised Restructuring Term Sheet, following are the changes taken place as of effective date:
–The receipt of US$76 million in additional new money investment at emergence from the proposed Restructuring to the Reorganized Company through the issuance of preferred shares (the key terms of preferred shares corresponds to annual dividend rate of 12%, either settled in cash in quarterly installments or annually in kind by issuing the corresponding amount of preferred shares or accrued and accumulate as a preference dividend) comprising ‘Class A’ preferred shares in the Reorganized Company (the "Class A Preferred Shares") (“Tranche A” and, together with Tranche B (as defined below), the “Exit Financing”), the preferred shares is senior to the ordinary shares of the Reorganized Company;
–$30 million (“tranche A1”) of the exit financing was provided by way of subscription for $30 million of preferred shares in the Reorganized Company. In addition the providers of Tranche A1 of the Exit Financing received ordinary shares representing in aggregate 18% of the fully diluted ordinary shares of the Reorganized Company as at the Restructuring date.
–$28 million (“tranche A2” and together with Tranche A1, “tranche A”) of the exit financing was provided by way of subscription for $28 million of preferred shares in the Reorganized Company. In addition the providers of Tranche A2 received ordinary shares representing in aggregate 70.45% of the fully diluted ordinary shares of the Reorganized Company as at the Restructuring Effective date. The tranche A providers, also received 4% of the fully diluted ordinary share capital of the reorganized company in exchange of the backstop fees provided.
–$15 million (“Tranche B”) of the Exit Financing was provided by way of subscription of preferred shares in the Reorganized Company and $3 million was used to make contribution to the shareholding´s capital without issuance of new shares of the Reorganized Company. In addition the providers of tranche B of the exiting financing received ordinary shares representing in aggregate 5% of fully diluted ordinary share capital of the Reorganized Company as at the restructuring date.
–As result of the reorganization of the Issuer (as reorganized upon consummation of the Restructuring, the “Reorganized Company”), Atalaya Luxco Midco Sarl (“Midco”), holding company of Luxco 1, represent 5% of ordinary shares of the Reorganized Company. At the same time, The company’s (Atento S.A) existing equity interest in Midco was eliminated. Lastly, Atento Luxco 1 S.A. (“the Issuer”) becomes the parent company of the Atento group, the structure of the group subsidiaries remains the same.
–The extinguishment of all of the 2026 Notes, including those previously converted to New Junior Lien Notes (a series of English law governed US$ 53,660,274.55 20.000% junior secured notes due 2025) and the cross-currency rate swaps liabilities (the “Swaps Liabilities”) arising under certain swap agreements with Goldman Sachs International, Nomura International Plc, and Morgan Stanley Capital Services LLC (the “Swap Providers”), in exchange for common equity interests in the Reorganized Company (“Ordinary Shares”), as follows:
–The New Junior Lien Notes exchanged their rights in respect of the New Junior Line Notes for ordinary shares representing in aggregate 0.3% of the fully diluted ordinary shares of the Reorganized Company as at the Restructuring Effective Date;
–The 2026 Note Holders and Swap Providers Received exchanged their rights in respect of 2026 Notes as Swap agreements for ordinary shares representing in aggregate 2.25% of the fully diluted ordinary share capital of the Reorganized Company as at the Restructuring Effective Date.
–The amendment and restatement of the Existing 2025 Notes and the New Money 2025 Notes to include, amongst other things, maturity extensions of 3 and 6 months respectively, amendments to the existing collateral package to cover all available assets on the basis that certain existing debt will be extinguished as part of the Restructuring and releases of the guarantees granted by the Company, Atalaya Luxco Midco S.a r.l and Atento UK Limited (“Atento UK”).
–The settlement of the Super Senior Credit Facility with SSRCF lender in a final amount of $1.8 million, full settlement was carried out on the Restructuring Effective Date.
The Restructuring resulted in approximately $113 million of new capital and financing (New Money 2025 Notes and Exit Financing) in the issuer (as reorganized upon consummation of the Restructuring) and a reduction of $665 million of debt from the Reorganized Company´s balance sheet, as follows:
–The outstanding liability amounts under the Senior Secured Notes 2026 and Derivative Financial Instrument ($505.8 million and $127.7 million, respectively at December 31, 2022) were fully extinguished in exchange for the issuance of ordinary shares to the debt holders, representing in aggregate 2.25% of the fully diluted ordinary share capital of the Reorganized Company.
–The outstanding liability amounts under Super Senior Revolving Credit Facility ($44.1 million at December 31, 2022), was fully extinguished with a final payment of $1.8 million in cash.
–The 2025 Notes and the New Money 2025 Notes were amended to extend the original maturity dates.
The other debts with third parties ($194 million outstanding as of December 2022) were not part of the Restructuring plan.
The Exit Financing proceeds were used to settle the Super Senior Revolving Credit Facility and the payment of approximately $17 million of restructuring costs including advisor fees. Approximately $10 million of restructuring costs are payable in 2024.
Loans and borrowings renewal
On August 15, 2023, Atento Brasil S.A signed a new debt agreement with the Daycoval bank in the amount of R$98.2 million ($18.6 million) to paid monthly in 12 months on fixed rate of 9.3807% per year plus the variation of the Brazilian interbank deposit rate (CDI).
Atento S.A. Delisting proceedings
On July 21, 2023 the company received a letter from the New York Stock Exchange (“NYSE”) communicating that the NYSE has initiated proceedings to delist Atento’s ordinary shares from the NYSE. The NYSE initiated the delisting proceedings after determining that the average market capitalization of Atento’s ordinary shares fell below million over a 30 trading-day period under Section 802.01B of the NYSE Listed Company Manual. The NYSE also indefinitely suspended trading of Atento’s ordinary shares effective July 21, 2023. Atento does not intend to appeal the NYSE’s determination. Atento’s ordinary shares are expected to be quoted on the appropriate tier of the over-the-counter (“OTC”) market. The Company’s ticker symbol on the OTC will remain “ATTOF”. The delisting will only affect the shares of Atento S.A. at a holding company level and so will not affect business operations. On August 18, 2023 the entire class of Ordinary shares of Atento S.A. was retired from listing and registration on the New York Stock Exchange.
The delisting is contemplated as part of the comprehensive financial restructuring plan to significantly deleverage Atento's balance sheet, set out in the restructuring support agreement entered into by Atento and certain of its financial stakeholders, previously announced